SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income by segment from continuing operations (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments | segment	2	2
Revenues	$ 688,079,223
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	543,299,866	$ 63,547,329
Cost of revenue (depreciation)	116,636,416	11,539,783
Provision for credit losses	1,677,444	711,224
Impairment loss from mining machines	338,280,027
Gain from changes in fair value of crypto currencies	115,331
Loss from changes in fair value of receivable for Bitcoin collateral	96,498,438	3,417,442
Net income (loss) before income taxes from continuing operations	(451,947,311)	4,757,327	$ 2,942,057
Reconciliations to income (loss) before income tax
General and administrative expense - staff cost		10,124,393	5,527,744
General and administrative expense - others		5,682,941	1,495,945
General and administrative expenses		15,807,334	7,023,689
Interest income	(2,017,566)	(9,454,145)	(9,271,662)
Foreign exchange loss, net	225,383	125	26,320
Net income (loss) before income taxes from continuing operations	(451,947,311)	4,757,327	2,942,057
Non-related parties
Less: Operating cost and other relevant expenses
Interest expenses	5,910,431	93,276	37
Reconciliations to income (loss) before income tax
General and administrative expenses	27,818,694	15,807,334	$ 7,023,689
Related party
Less: Operating cost and other relevant expenses
Interest expenses	14,055,103
Reconciliations to income (loss) before income tax
General and administrative expenses	1,079,422
Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	688,079,223
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	543,299,866
Cost of revenue (depreciation)	116,636,416
Provision for credit losses	1,677,444
Impairment loss from mining machines	338,280,027
Gain from changes in fair value of crypto currencies	(115,331)
Loss from changes in fair value of receivable for Bitcoin collateral	96,498,438
Net income (loss) before income taxes from continuing operations	(428,163,171)
Reconciliations to income (loss) before income tax
Net income (loss) before income taxes from continuing operations	(428,163,171)
Operating Segment | Non-related parties
Less: Operating cost and other relevant expenses
Interest expenses	5,910,431
Operating Segment | Related party
Less: Operating cost and other relevant expenses
Interest expenses	14,055,103
Reconciliations
Reconciliations to income (loss) before income tax
General and administrative expense - staff cost	12,641,536
General and administrative expense - others	16,256,580
Interest income	(2,017,566)
Foreign exchange loss, net	225,383
Other income and expense, net	(3,321,793)
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	678,248,212	$ 89,908,403
Bitcoin Mining Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	678,248,212
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	533,802,755
Cost of revenue (depreciation)	116,636,416
Provision for credit losses	1,677,444
Impairment loss from mining machines	338,280,027
Gain from changes in fair value of crypto currencies	(115,331)
Loss from changes in fair value of receivable for Bitcoin collateral	96,498,438
Net income (loss) before income taxes from continuing operations	(428,497,071)
Reconciliations to income (loss) before income tax
Net income (loss) before income taxes from continuing operations	(428,497,071)
Bitcoin Mining Business | Operating Segment | Non-related parties
Less: Operating cost and other relevant expenses
Interest expenses	5,910,431
Bitcoin Mining Business | Operating Segment | Related party
Less: Operating cost and other relevant expenses
Interest expenses	14,055,103
International Automobile Trading Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	9,831,011
International Automobile Trading Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	9,831,011
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	9,497,111
Net income (loss) before income taxes from continuing operations	333,900
Reconciliations to income (loss) before income tax
Net income (loss) before income taxes from continuing operations	$ 333,900